Subsequent Events	6 Months Ended
Jun. 30, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 22 – SUBSEQUENT EVENTS

New Contracts

On September 10, 2025, the Company announced the signing of a flagship agreement providing for Turbo Energy to power Uber’s electric vehicle (“EV”) fleet in Spain. At the heart of the project is Turbo Energy’s proprietary, patent-pending SUNBOX Industry system, an innovative energy storage solution. SUNBOX Industry not only enables large-scale charging but also offers unique functionalities for projects with limited power availability, helping fleets overcome grid constraints that often slow the adoption of electric mobility.

In mid-September 2025, the Company announced that it has been selected by a related party under common control of Umbrella Global Energy, S.A. , the parent company of the Company, to supply and implement energy storage projects in Spain with a total capacity around 366 MWh. The projects, valued at approximately $53 million, are scheduled to be executed over the next two years. This large-scale initiative will be developed through a related group entity under an existing framework agreement with a top-tier industrial client in the construction sector. Due to confidentiality obligations, the name of the end client cannot be disclosed; however, the contract is supported by a binding commercial agreement with that client, which constitutes the basis for the group’s engagement.

New Product Launch

In October 2025, the Company announced the expansion of its commercial and industrial storage portfolio with the launch of SUNBOX Industry Max, a powerful new 5 MWh energy storage system purpose-built for electro-intensive industries, alongside a customized software service designed to optimize complex industrial energy operations.

Appointment of New Chief Financial Officer

In October , 2025, the Company announced the appointment of Lucia Tamarit as the Company’s new Chief Financial Officer, effective October 22, 2025 Ms. Tamarit has succeeded Alejandro Morangues, who stepped down from his position to pursue other career opportunities. Ms. Tamarit holds a Licentiate degree in Business Administration and Management and a Professional Specialist Degree in Auditing from the Polytechnic University of Valencia. She also completed an Erasmus program at Ghent University in Belgium. Prior to joining Turbo Energy, Ms. Tamarit served as Financial Manager at CSP Spain, a leading Spanish port operator, where she had been responsible for accounting, taxation, management control and reporting to the parent company’s international CFO. She previously worked for Ernst & Young in Madrid and Valencia, gaining extensive experience in auditing multinational companies and implementing ERP systems such as SAP.